Note 13 - Options	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

Note 13 – Options

The 2020 Equity Plan was approved by written consent of a majority of shareholders of record as of November 12, 2019 and adopted by the Board on December 5, 2019, as provided in the definitive information statement filed with Securities and Exchange Commission on January 10, 2020 (the “DEF 14C”). The description of the 2020 Equity Plan is qualified in its entirety by the text of the 2020 Equity Plan, a copy of which was attached as Annex C to the DEF 14C. On January 8, 2024, our stockholders took action by written consent to ratify the amendment to the 2020 Stock Incentive Plan (the “2020 Plan”) approved by the Board on December 15, 2023. On December 15, 2023, our Board approved an amendment to the 2020 Plan to effect an increase in the number of shares that remain available for issuance under the 2020 Plan by an additional 2,150,000 shares up to an aggregate of 2,272,954 shares available for issuance under the 2020 Plan (the “2020 Plan Amendment”). Before the 2020 Plan Amendment, the number of shares available for issuance under the 2020 Plan would be too limited to effectively operate as an incentive and retention tool for employees, officers, directors, non-employee directors and consultants of the Company and its affiliates (as defined in the 2020 Plan). The 2020 Plan and the approved increase will enable us to continue our policy of equity ownership by employees, officers, directors, non-employee directors and consultants of the Company and its affiliates as an incentive to contribute to the creation of long-term value for our stockholders.

Outstanding Options

Options to purchase an aggregate total of 2,260,813 and 590,991 shares of common stock were outstanding as of December 31, 2023 and 2022, respectively, at a weighted average strike price of $19.38 and $4.53, respectively. The weighted average life of exercisable outstanding options was 6.6 and 8.1 years as of December 31, 2023 and 2022, respectively.

Options Granted

On December 15, 2023, pursuant to the respective A&R Employment Agreements of Ira Goldfarb and Claudia Goldfarb, and the terms of the 2020 Equity Incentive Plan, Mr. Goldfarb was granted stock options entitling him to purchase up to 500,000 shares of common stock, and Mrs. Goldfarb was granted stock options entitling her to purchase 450,000 shares of common stock, at an exercise price of $9.75 per share. The shares will vest equally over a five-year period from grant date. In the case of a Change of Control (as defined in their respective A&R Employment Agreements) all shares granted in the Initial Option Grant will vest immediately. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 97% and a call option value of $8.15, was $7,752,000. The options are being expensed over the vesting period.

Additionally, on December 15, 2023, pursuant to their respective A&R Employment Agreements, Mr. Goldfarb was granted additional stock options entitling him to purchase up to 500,000 shares of common stock, and Mrs. Goldfarb was granted an additional 450,000 options to purchase shares of common stock, at an exercise price of $40.00. The shares will vest upon the Company’s stock price trading on a national securities exchange operated by Nasdaq or the New York Stock Exchange with a closing transaction price above $40.00 per share for a period of twenty consecutive trading days. In the case of a Change of Control (as defined in the A&R Employment Agreements) all shares granted in the additional option grant will vest immediately. The Company engaged a third-party valuation expert to perform a Monte-Carlo simulation options pricing model to determine the call value and expected term of the options. Based a volatility of $97% and a risk-free interest rate of 3.9%, the option value was $5.84, resulting in an aggregate value of $5,544,200, which will be amortized over the expected term of the options of 2.3 years.

On November 13, 2023, the Company appointed Keith Terreri as Chief Financial Officer, and granted options to purchase 27,000 shares of common stock having an exercise price of $6.19 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 97% and a call option value of $5.12, was $138,240. These shares were subsequently forfeited when Mr. Terreri resigned as Chief Financial Officer on March 8, 2024.

During November 2023, five employees were granted options to purchase an aggregate of 61,500 shares of the Company's common stock, having a weighted average exercise price of $8.21, exercisable over a 10-year term. The options will vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 97% and a call option value of $6.77, was $416,245. The options are being expensed over the vesting period.

During July 2023, three employees were granted options to purchase an aggregate of 16,000 shares of the Company's common stock, having a weighted average exercise price of $4.61, exercisable over a 10-year term. The options will vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 90% and a call option value of $2.95, was $47,182. The options are being expensed over the vesting period.

On June 5, 2023, a total of nineteen employees and consultants were granted options to purchase an aggregate 46,405 shares of the Company’s common stock, having an exercise price of $3.66 per share, exercisable over a 10-year term. The options will vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 84.2% and a call option value of $3.66, was $170,028. The options are being expensed over the vesting period.

On July 22, 2022, the Company appointed Tim Creed as a member of the Board. Pursuant to the Company’s 2020 Equity Plan, Mr. Creed was granted options to purchase 24,151 shares of the Company’s common stock at an exercise price of $3.90 per share. These options will vest 20% as of July 22, 2023 and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 137% and a call option value of $3.62, was $87,346. The options are being expensed over the vesting period.

On April 11, 2022, the Company appointed Joe Mueller as a member of the Board of Directors and Audit Committee. Pursuant to the Company’s 2020 Equity Plan, Mr. Mueller was granted options to purchase 24,151 shares of the Company’s common stock at an exercise price of $3.10 per share. These options will vest 20% as of April 11, 2023 and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 406% and a call option value of $2.64, was $71,423. The options are being expensed over the vesting period.

On April 1, 2022, a total of nineteen employees and consultants were granted options to purchase an aggregate 35,977 shares of the Company’s common stock, having an exercise price of $2.75 per share, exercisable over a 10-year term. The options will vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 406% and a call option value of $2.64, was $95,099. The options are being expensed over the vesting period.

On April 1, 2022, the Company granted options to purchase 27,500 shares of the Company’s common stock, having an exercise price of $2.75 per share, exercisable over a 10-year term, to the Company’s then Chief Financial Officer. The options were to vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 406% and a call option value of $2.64, was $72,692. The options were being expensed over the vesting period, however, pursuant to a Separation Agreement and Release, dated May 3, 2022, the vesting terms of the options were accelerated to be fully vested, resulting in $72,692 of stock-based compensation expense during the year ended December 31, 2022. Pursuant to the Separation Agreement and Release, the vesting of an aggregate 47,500, with a weighted average exercise price of $4.87, of Mr. Burke’s previously awarded options were also accelerated to be fully vested.

On March 30, 2022, a total of sixteen employees and consultants were granted options to purchase an aggregate 19,436 shares of the Company’s common stock, having an exercise price of $2.75 per share, exercisable over a 10-year term. The options will vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 407% and a call option value of $2.64, was $51,380. The options are being expensed over the vesting period, resulting in $7,096 of stock-based compensation expense during the year ended December 31, 2023. As of December 31, 2023, a total of $26,756 of unamortized expenses are expected to be expensed over the vesting period.

On March 25, 2022, a newly appointed advisory panel member was granted options to purchase an aggregate 6,382 shares of the Company’s common stock, having an exercise price of $2.35 per share, exercisable over a 10-year term. The options will vest 20% on each anniversary over a five-year period, until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 406% and a call option value of $2.26, was $14,413. The options are being expensed over the vesting period, resulting in $2,220 of stock-based compensation expense during the year ended December 31, 2023. As of December 31, 2023, a total of $12,193 of unamortized expenses are expected to be expensed over the vesting period.

The Company recognized a total of $711,068, and $782,081 of compensation expense during the years ended December 31, 2023 and 2022, respectively, related to common stock options that are being amortized over the implied service term, or vesting period, of the options. The remaining unamortized balance of these options is $14,625,420 as of December 31, 2023 and the weighted-average period over which these awards are expected to be recognized is approximately 2.4 years.

Options Cancelled or Forfeited

An aggregate 21,083 and 87,793 options with a weighted average strike price of $2.84 and $7.11 per share were forfeited by former employees during the years ended December 31, 2023 and 2022, respectively.

Options Expired

During the years ended December 31, 2023 and 2022 there were no options expirations.

Options Exercised

No options were exercised during the years ended December 31, 2023 and 2022.

The following is a summary of information about the Stock Options outstanding at December 31, 2023.

Shares Underlying
	Shares Underlying Options Outstanding				Options Exercisable
Weighted
	Shares		Average	Weighted	Shares	Weighted
	Underlying		Remaining	Average	Underlying	Average
	Options	Range of	Contractual	Exercise	Options	Exercise
	Outstanding	Exercise Prices	Life (in years)	Price	Exercisable	Price
December 31, 2022	590,991	2.355 -195.0000	8.1	$4.53	160,199	$5.02
December 31, 2023	2,620,813	2.355 -195.0000	6.6	$19.38	271,259	$4.69

The following is a summary of activity of outstanding stock options:

		Weighted
		Average	Average
	Number	Exercise	Intrinsic
	of Shares	Prices	Value
Balance, December 31, 2021	541,187	$6.77
Options granted	137,597	2.99
Options cancelled	(87,793)	(7.11)
Balance, December 31, 2022	590,991	$4.53	$2,677,189
Options granted	2,050,905	23.55
Options cancelled	(21,083)	(2.84)
Balance, December 31, 2023	2,620,813	$19.38	$50,802,052

Exercisable, December 31, 2023	271,259	$4.69	$1,272,205